Wells, Pipelines, Properties, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 1,650,532,712
Changes in property, plant and equipment [abstract]
Translation effect			(29,097,609)	$ 21,376,880
Ending balance	$ 1,563,908,407	$ 1,537,151,854	1,563,908,407	1,537,151,854	$ 1,650,532,712
Depreciation and amortisation expense			73,397,952	74,258,629
Plugging and abandonment cost			3,768,993	91,114
Provisions for plugging wells	112,113,025		112,113,025		115,514,750
Translation effect			(29,097,609)	21,376,880
(Impairment) of wells, pipelines, properties, plant and equipment, net	(34,573,356)	(9,903,148)	(40,193,684)	(17,548,991)
Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			4,773,301,181	4,395,700,057	4,395,700,057
Changes in property, plant and equipment [abstract]
Acquisitions			57,635,900	128,898,780	314,249,530
Reclassifications			567,457	2,088,430	1,188,690
Capitalization			0	0	0
Disposals			(3,189,680)	(5,094,550)	(14,217,166)
Translation effect			(36,168,550)	27,506,970	76,380,070
Ending balance	4,792,146,308	4,549,099,687	4,792,146,308	4,549,099,687	4,773,301,181
Translation effect			(36,168,550)	27,506,970	76,380,070
Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(3,122,768,469)	(2,913,377,891)	(2,913,377,891)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(73,397,952)	(74,258,629)	(146,850,208)
Reclassifications			(567,457)	(2,088,430)	(1,188,690)
Impairment loss recognised in profit or loss, property, plant and equipment			(61,024,434)	(53,816,596)	(178,267,680)
Reversal of impairment			20,830,750	36,267,605	124,790,100
Disposals			1,618,720	1,456,198	8,323,710
Translation effect			7,070,941	(6,130,090)	(16,197,810)
Ending balance	(3,228,237,901)	(3,011,947,833)	(3,228,237,901)	(3,011,947,833)	(3,122,768,469)
Translation effect			7,070,941	(6,130,090)	(16,197,810)
Plants
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			245,505,630
Changes in property, plant and equipment [abstract]
Ending balance	262,398,630	264,450,149	262,398,630	264,450,149	245,505,630
Plants | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			1,147,088,699	1,070,987,449	1,070,987,449
Changes in property, plant and equipment [abstract]
Acquisitions			4,041,750	4,184,350	11,194,280
Reclassifications			439,360	596,770	1,357,250
Capitalization			35,739,410	15,917,040	44,796,840
Disposals			(834,900)	(552,510)	(5,171,200)
Translation effect			(10,009,810)	10,789,180	23,924,080
Ending balance	1,176,464,509	1,101,922,279	1,176,464,509	1,101,922,279	1,147,088,699
Translation effect			(10,009,810)	10,789,180	23,924,080
Plants | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(901,583,069)	(785,552,629)	(785,552,629)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(14,956,200)	(16,226,649)	(32,590,580)
Reclassifications			(6,630)	(117,840)	(330,550)
Impairment loss recognised in profit or loss, property, plant and equipment			(22,740,200)	(37,860,556)	(119,691,380)
Reversal of impairment			18,524,140	8,301,490	46,899,260
Disposals			400,860	437,904	4,712,390
Translation effect			6,295,220	(6,453,850)	(15,029,580)
Ending balance	(914,065,879)	(837,472,130)	(914,065,879)	(837,472,130)	(901,583,069)
Translation effect			$ 6,295,220	(6,453,850)	(15,029,580)
Plants | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			3.00%
Estimated useful lives			20 years
Plants | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			5.00%
Estimated useful lives			35 years
Drilling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 16,733,231
Changes in property, plant and equipment [abstract]
Ending balance	17,163,711	15,658,691	$ 17,163,711	15,658,691	16,733,231
Depreciation rates			5.00%
Estimated useful lives			20 years
Drilling equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 24,307,475	18,913,795	18,913,795
Changes in property, plant and equipment [abstract]
Acquisitions			668,550	3,992,350	5,432,300
Reclassifications			0	0	0
Capitalization			0	0	0
Disposals			(68,410)	0	(38,620)
Translation effect			0	0	0
Ending balance	24,907,615	22,906,145	24,907,615	22,906,145	24,307,475
Translation effect			0	0	0
Drilling equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(7,574,244)	(6,896,584)	(6,896,584)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(239,210)	(350,870)	(765,490)
Reclassifications			1,220	0	53,880
Impairment loss recognised in profit or loss, property, plant and equipment			0	0	0
Reversal of impairment			0	0	0
Disposals			68,330	0	33,950
Translation effect			0	0	0
Ending balance	(7,743,904)	(7,247,454)	(7,743,904)	(7,247,454)	(7,574,244)
Translation effect			0	0	0
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			180,314,167
Changes in property, plant and equipment [abstract]
Ending balance	169,246,157	177,663,067	169,246,157	177,663,067	180,314,167
Pipelines | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			507,250,372	491,444,562	491,444,562
Changes in property, plant and equipment [abstract]
Acquisitions			2,242,850	2,495,830	7,180,410
Reclassifications			522,330	488,180	397,460
Capitalization			2,721,580	219,830	9,245,250
Disposals			(794,720)	(990)	(994,620)
Translation effect			(250,910)	(827,820)	(22,690)
Ending balance	511,691,502	493,819,592	511,691,502	493,819,592	507,250,372
Translation effect			(250,910)	(827,820)	(22,690)
Pipelines | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(326,936,205)	(308,862,775)	(308,862,775)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(5,964,120)	(5,582,490)	(12,534,800)
Reclassifications			(522,330)	(488,180)	(410,050)
Impairment loss recognised in profit or loss, property, plant and equipment			(10,025,500)	(4,202,050)	(16,588,490)
Reversal of impairment			0	2,143,360	10,442,300
Disposals			749,470	970	994,600
Translation effect			253,340	834,640	23,010
Ending balance	(342,445,345)	(316,156,525)	(342,445,345)	(316,156,525)	(326,936,205)
Translation effect			$ 253,340	834,640	23,010
Pipelines | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			2.00%
Estimated useful lives			15 years
Pipelines | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			7.00%
Estimated useful lives			45 years
Wells
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 436,414,501
Changes in property, plant and equipment [abstract]
Ending balance	410,145,551	372,434,941	410,145,551	372,434,941	436,414,501
Wells | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			1,849,606,934	1,695,212,594	1,695,212,594
Changes in property, plant and equipment [abstract]
Acquisitions			18,115,280	23,945,850	94,119,630
Reclassifications			0	1,148,690	0
Capitalization			13,543,470	30,853,870	60,274,710
Disposals			(10,940)	0	0
Translation effect			0	0	0
Ending balance	1,881,254,744	1,751,161,004	1,881,254,744	1,751,161,004	1,849,606,934
Translation effect			0	0	0
Wells | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(1,413,192,433)	(1,341,888,963)	(1,341,888,963)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(43,854,360)	(42,484,220)	(82,997,750)
Reclassifications			0	(1,148,790)	(53,980)
Impairment loss recognised in profit or loss, property, plant and equipment			(15,956,570)	(7,932,150)	(27,386,630)
Reversal of impairment			1,894,170	14,728,060	39,134,890
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	(1,471,109,193)	(1,378,726,063)	(1,471,109,193)	(1,378,726,063)	(1,413,192,433)
Translation effect			0	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			26,362,916
Changes in property, plant and equipment [abstract]
Ending balance	29,860,546	25,910,916	29,860,546	25,910,916	26,362,916
Buildings | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			77,850,512	73,956,002	73,956,002
Changes in property, plant and equipment [abstract]
Acquisitions			740	6,970	57,660
Reclassifications			0	51,250	252,930
Capitalization			4,992,210	906,090	1,864,030
Disposals			(7,510)	(13,500)	(242,880)
Translation effect			(1,049,210)	865,680	1,962,770
Ending balance	81,786,742	75,772,492	81,786,742	75,772,492	77,850,512
Translation effect			(1,049,210)	865,680	1,962,770
Buildings | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(51,487,596)	(48,568,206)	(48,568,206)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(816,410)	(876,000)	(1,786,750)
Reclassifications			0	(18,750)	(34,000)
Impairment loss recognised in profit or loss, property, plant and equipment			(42,890)	0	(218,120)
Reversal of impairment			0	0	0
Disposals			7,360	6,200	59,210
Translation effect			413,340	(404,820)	(939,730)
Ending balance	(51,926,196)	(49,861,576)	(51,926,196)	(49,861,576)	(51,487,596)
Translation effect			$ 413,340	(404,820)	(939,730)
Buildings | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			3.00%
Estimated useful lives			33 years
Buildings | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			7.00%
Estimated useful lives			35 years
Offshore platforms
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 125,494,530
Changes in property, plant and equipment [abstract]
Ending balance	109,507,460	120,027,520	$ 109,507,460	120,027,520	125,494,530
Depreciation rates			4.00%
Estimated useful lives			25 years
Offshore platforms | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 428,679,320	425,259,020	425,259,020
Changes in property, plant and equipment [abstract]
Acquisitions			520,240	34,420	2,573,440
Reclassifications			(441,590)	(550,380)	(1,280,890)
Capitalization			0	0	2,135,690
Disposals			(14,800)	0	(7,940)
Translation effect			0	0	0
Ending balance	428,743,170	424,743,060	428,743,170	424,743,060	428,679,320
Translation effect			0	0	0
Offshore platforms | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(303,184,790)	(300,832,110)	(300,832,110)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(5,859,610)	(7,073,410)	(12,839,730)
Reclassifications			7,270	46,270	53,950
Impairment loss recognised in profit or loss, property, plant and equipment			(10,210,580)	(2,393,760)	(9,356,010)
Reversal of impairment			0	5,537,470	19,784,040
Disposals			12,000	0	5,070
Translation effect			0	0	0
Ending balance	(319,235,710)	(304,715,540)	(319,235,710)	(304,715,540)	(303,184,790)
Translation effect			0	0	0
Furniture and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			8,612,854
Changes in property, plant and equipment [abstract]
Ending balance	10,716,694	7,075,504	10,716,694	7,075,504	8,612,854
Furniture and equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			55,458,217	53,545,137	53,545,137
Changes in property, plant and equipment [abstract]
Acquisitions			2,500,900	876,130	2,922,890
Reclassifications			(1,390)	309,580	309,960
Capitalization			496,170	292,640	565,340
Disposals			(302,700)	(883,250)	(2,036,150)
Translation effect			(82,420)	66,190	151,040
Ending balance	58,068,777	54,206,427	58,068,777	54,206,427	55,458,217
Translation effect			(82,420)	66,190	151,040
Furniture and equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(46,845,363)	(46,934,913)	(46,934,913)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(845,050)	(797,140)	(1,628,720)
Reclassifications			(1,750)	(309,430)	(309,710)
Impairment loss recognised in profit or loss, property, plant and equipment			0	0	0
Reversal of impairment			0	62,440	62,440
Disposals			302,500	880,180	2,030,670
Translation effect			37,580	(32,060)	(65,130)
Ending balance	(47,352,083)	(47,130,923)	(47,352,083)	(47,130,923)	(46,845,363)
Translation effect			$ 37,580	(32,060)	(65,130)
Furniture and equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			3.00%
Estimated useful lives			3 years
Furniture and equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			10.00%
Estimated useful lives			10 years
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 15,721,597
Changes in property, plant and equipment [abstract]
Ending balance	15,152,736	15,840,339	15,152,736	15,840,339	15,721,597
Transportation equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			34,193,167	32,988,437	32,988,437
Changes in property, plant and equipment [abstract]
Acquisitions			390,220	429,130	817,850
Reclassifications			48,747	51,810	130,500
Capitalization			129,150	26,830	55,790
Disposals			(80,880)	(209,220)	(545,530)
Translation effect			(297,530)	324,360	746,120
Ending balance	34,382,874	33,611,347	34,382,874	33,611,347	34,193,167
Translation effect			(297,530)	324,360	746,120
Transportation equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(18,471,570)	(16,908,292)	(16,908,292)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(862,992)	(867,850)	(1,706,388)
Reclassifications			(45,237)	(51,810)	(158,330)
Impairment loss recognised in profit or loss, property, plant and equipment			0	0	0
Reversal of impairment			0	0	0
Disposals			78,200	130,944	487,820
Translation effect			71,461	(74,000)	(186,380)
Ending balance	(19,230,138)	(17,771,008)	(19,230,138)	(17,771,008)	(18,471,570)
Translation effect			$ 71,461	(74,000)	(186,380)
Transportation equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			4.00%
Estimated useful lives			5 years
Transportation equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			20.00%
Estimated useful lives			25 years
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 542,040,911
Changes in property, plant and equipment [abstract]
Ending balance	486,793,987	484,983,562	486,793,987	484,983,562	542,040,911
Construction in progress | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			595,534,110	480,504,766	480,504,766
Changes in property, plant and equipment [abstract]
Acquisitions			29,155,370	92,933,750	189,951,070
Reclassifications			0	(7,470)	(6,260)
Capitalization			(57,621,990)	(48,243,720)	(118,965,090)
Disposals			(859,150)	(3,430,000)	(5,117,236)
Translation effect			(24,284,900)	16,092,850	49,166,860
Ending balance	541,923,440	537,850,176	541,923,440	537,850,176	595,534,110
Translation effect			(24,284,900)	16,092,850	49,166,860
Construction in progress | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(53,493,199)	(56,933,419)	(56,933,419)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			0	0	0
Reclassifications			0	100	100
Impairment loss recognised in profit or loss, property, plant and equipment			(2,048,694)	(1,428,080)	(5,027,050)
Reversal of impairment			412,440	5,494,785	8,467,170
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	(55,129,453)	(52,866,614)	(55,129,453)	(52,866,614)	(53,493,199)
Translation effect			0	0	0
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			53,332,375
Changes in property, plant and equipment [abstract]
Ending balance	52,922,935	53,107,165	52,922,935	53,107,165	53,332,375
Land | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			53,332,375	52,888,295	52,888,295
Changes in property, plant and equipment [abstract]
Acquisitions			0	0	0
Reclassifications			0	0	27,740
Capitalization			0	27,420	27,440
Disposals			(215,670)	(5,080)	(62,990)
Translation effect			(193,770)	196,530	451,890
Ending balance	52,922,935	53,107,165	52,922,935	53,107,165	53,332,375
Translation effect			(193,770)	196,530	451,890
Land | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			0	0	0
Changes in property, plant and equipment [abstract]
Depreciation and amortization			0	0	0
Reclassifications			0	0	0
Impairment loss recognised in profit or loss, property, plant and equipment			0	0	0
Reversal of impairment			0	0	0
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	$ 0	$ 0	0	0	0
Translation effect			0	0	$ 0
Exploration and Extraction (formerly Pemex Exploration and Production)
Changes in property, plant and equipment [abstract]
Financing cost			$ 3,114,120	$ 4,767,020
Exploration and Extraction (formerly Pemex Exploration and Production) | Bottom of range
Changes in property, plant and equipment [abstract]
Financing costs rates			8.35%	7.82%
Exploration and Extraction (formerly Pemex Exploration and Production) | Top of range
Changes in property, plant and equipment [abstract]
Financing costs rates			14.11%	18.68%